Related parties and other major shareholders - Schedule of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets [abstract]
Non-current assets	$ 82,949	$ 88,476
Trade receivables	5,075	14,398
Total current assets	184,417	236,244
TOTAL ASSETS	267,365	324,720
Liabilities [abstract]
Non-current financial liabilities	66,185	74,013
Total non-current liabilities	91,340	103,067
Current financial liabilities	7,500	10,460
Deferred income and contract liabilities	90,918	96,803
Total current liabilities	134,958	145,752
TOTAL LIABILITIES	226,299	248,819
Bpifrance [Member]
Assets [abstract]
Non-current assets	0	0
Total current assets	0	0
TOTAL ASSETS	0	0
Liabilities [abstract]
Non-current financial liabilities	4,222	4,042
Total non-current liabilities	4,222	4,042
Current financial liabilities	6,467	7,555
Total current liabilities	6,467	7,555
TOTAL LIABILITIES	10,690	11,597
Astra Zeneca [Member]
Assets [abstract]
Non-current assets	0	0
Trade receivables	4,152	12,786
Total current assets	4,152	12,786
TOTAL ASSETS	4,152	12,786
Liabilities [abstract]
Total non-current liabilities	0	0
Deferred income and contract liabilities	90,580	96,766
Total current liabilities	90,580	96,766
TOTAL LIABILITIES	$ 90,580	$ 96,766